Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes	INCOME TAXES
The provision for income taxes has been computed as follows:

	Years Ended December 31
	2021	2020
Net income (loss) before income taxes	$1,694,840	$(2,599,357)
Expected income taxes at the statutory rate of 25.12% (2020 – 25.42%)	425,744	(660,757)
(Increase) decrease in income tax recovery resulting from:
Share-based compensation	1,605	1,834
Effect of foreign exchange	(841)	1,017
Effect of change in income tax rates	(65)	10,969
Effect of rate adjustments for foreign jurisdictions	(21,746)	22,375
Effect of change in deferred tax benefit not recognized	(325,295)	444,117
Effect of U.S. tax change	—	19,807
Adjustments and assessments	1,838	245
Income tax expense (recovery)	$81,240	$(160,393)

At December 31, 2021, a deferred tax asset of $145.6 million remains unrecognized due to uncertainty surrounding future commodity prices and future capital gains (December 31, 2020 - $469.7 million). These deferred income tax assets relate to capital losses of $237.4 million and non-capital losses of $461.1 million, which expire from 2033 to 2039.

In June 2016, certain indirect subsidiary entities received reassessments from the Canada Revenue Agency (the “CRA”) that denied $591 million of non-capital loss deductions that relate to the calculation of income taxes for the years 2011 through 2015. In September 2016, Baytex filed notices of objection with the CRA appealing each reassessment received. There has been no change in the status of these reassessments since an Appeals Officer was assigned to the Company's file in July 2018. Baytex remains confident that the original tax filings are correct and intends to defend those tax filings through the appeals process.

A continuity of the net deferred income tax liability is detailed in the following tables:

As at	January 1, 2021	Recognized in Net Income	Foreign Currency Translation Adjustment	December 31, 2021
Taxable temporary differences:
Petroleum and natural gas properties	$(502,625)	$(257,800)	$(154)	$(760,579)
Financial derivatives	—	—	—	—
Other	(22,377)	624	137	(21,616)
Deductible temporary differences:
Asset retirement obligations	187,840	(2,436)	(68)	185,336
Financial derivatives	5,410	26,082	—	31,492
Non-capital losses	241,514	104,479	(3,109)	342,884
Finance costs	3,705	49,083	2,239	55,027
Net deferred income tax liability(1)	$(86,533)	$(79,968)	$(955)	$(167,456)
(1)Non-capital loss carry-forwards at December 31, 2021 totaled $2.0 billion and expire from 2033 to 2039.

As at	January 1, 2020	Recognized in Net Loss	Foreign Currency Translation Adjustment	December 31, 2020
Taxable temporary differences:
Petroleum and natural gas properties	$(881,994)	$378,321	$1,048	$(502,625)
Financial derivatives	—	—	—	—
Other	(2,403)	(18,839)	(1,135)	(22,377)
Deductible temporary differences:
Asset retirement obligations	164,523	23,432	(115)	187,840
Financial derivatives	802	4,608	—	5,410
Non-capital losses	386,717	(141,468)	(3,735)	241,514
Finance costs	97,047	(85,087)	(8,255)	3,705
Net deferred income tax liability(1)	$(235,308)	$160,967	$(12,192)	$(86,533)
(1)Non-capital loss carry-forwards at December 31, 2020 totaled $2.2 billion and expire from 2034 to 2040.